Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Deficit	$ (1,826)	$ (1,455)
Number of shares issued and fully paid that were not cancelled due to timing differences between the transaction date and settlement date | shares	456,200	189,900
NCIB Program
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	7,352,600	7,716,300	3,264,500
Par value per share | $ / shares	$ 8.33	$ 8.80	$ 7.02
Issued capital	$ 61	$ 68	$ 23
Weighted average share price	79	83
Deficit	$ 18	$ 15
Par value per share | $ / shares	$ 8.33	$ 8.80	$ 7.02
Common shares
Disclosure of classes of share capital [line items]
Issued capital	$ 2,896	$ 2,978	$ 3,059